Taxation (Details) - Schedule of The Statutory EIT Rate and the Effective Tax Rates		12 Months Ended
	Apr. 01, 2018	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Schedule of the Statutory EIT Rate and the Effective Tax Rates [Abstract]
Statutory income tax rate in PRC		25.00%	25.00%	25.00%
Effect due to different tax rates applicable to HNTE entities		11.80%	0.00%	1.60%
Permanent differences		(35.50%)	(24.60%)	(8.00%)
Changes in valuation allowance		(26.20%)	(8.80%)	(18.90%)
Effective tax rate	16.50%	(24.90%)	(8.40%)	(0.30%)	15.00%